Other Assets, Net - Summary of Analysis of Other Assets (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Current portion:
Advances to suppliers (different from PP&E and inventories)	$ 7,600,644		$ 7,718,343
Prepaid insurance	1,300,019		978,927
Other	93,244		776,164
Other current assets	8,993,907	$ 451	9,473,434
Non-current portion:
Recoverable taxes	11,559,961		14,647,726
Prepayments for the use of fiber optics	2,709,358		2,095,556
Judicial Deposits	15,402,840		19,506,147
Prepaid expenses	8,743,667		5,642,590
Total	$ 38,415,826		$ 41,892,019